Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Schedule of Investments
May 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 9.8%
Airbus SE^	1,302	$170,540
Safran S.A.^	1,148	166,198
		336,738
Capital Markets - 19.2%
CME Group, Inc.	560	100,100
Intercontinental Exchange, Inc.	1,302	137,947
Moody's Corp.	560	177,453
MSCI, Inc.	140	65,874
S&P Global, Inc.	490	180,041
		661,415
Chemicals - 3.0%
Sherwin-Williams Co. (The)	448	102,045
Commercial Services & Supplies - 3.3%
Copart, Inc.*	1,316	115,268
Construction & Engineering - 7.7%
Ferrovial S.A.^	3,276	101,375
Vinci S.A.^	1,442	163,877
		265,252
Construction Materials - 3.0%
Vulcan Materials Co.	532	104,006
Diversified Telecommunication Services - 2.9%
Cellnex Telecom S.A.^	2,506	101,548
Financial Services - 4.8%
Visa, Inc., Class A	742	164,004
Ground Transportation - 9.5%
Canadian National Railway Co. - ADR^	1,442	162,557
Canadian Pacific Kansas City Ltd. - ADR^	2,156	164,287
		326,844
Health Care Equipment & Supplies - 7.4%
Alcon, Inc.^	938	72,774
Carl Zeiss Meditec AG^	518	58,055
Coloplast A/S, Class B ^	476	59,921
IDEXX Laboratories, Inc.*	140	65,068
		255,818
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	126	64,066
Machinery - 3.8%
Knorr-Bremse AG^	980	67,021
Otis Worldwide Corp.	812	64,562
		131,583
Pharmaceuticals - 3.8%
Merck & Co., Inc.	588	64,921
Novo Nordisk A/S, Class B ^	406	65,050
		129,971
Professional Services - 4.1%
Equifax, Inc.	336	70,096
RELX plc^	2,268	70,814
		140,910
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding N.V.^	154	110,536
Lam Research Corp.	126	77,704
		188,240
Software - 6.1%
Fair Isaac Corp.*	140	110,274
Intuit, Inc.	238	99,751
		210,025
Transportation Infrastructure - 1.9%
Aena SME S.A.*^	422	65,947
TOTAL COMMON STOCKS (Cost $3,433,389)		3,363,680

SHORT-TERM INVESTMENTS — 2.2%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.016% (a)	75,241	75,241
TOTAL SHORT-TERM INVESTMENTS (Cost $75,241)		75,241

TOTAL INVESTMENTS (Cost $3,508,630) - 99.9%		3,438,921
OTHER ASSETS LESS LIABILITIES - 0.1%		2,340
NET ASSETS - 100.0%		$3,441,261

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Monopolies and Oligopolies ETF invested, as a percentage of net assets, in the following countries as of May 31, 2023:

United States	51.2%
France	9.6%
Canada	9.5%
Netherlands	8.2%
Spain	7.8%
Germany	3.6%
Denmark	3.6%
Switzerland	2.1%
United Kingdom	2.1%
Other(1)	2.3%
100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Notes to Quarterly Schedule of Investments
May 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Tema Monopolies and Oligopolies ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$3,363,680	$-	$-	$3,363,680
Money Market Fund	75,241	-	-	75,241
Total Investments	$3,438,921	$-	$-	$3,438,921

* See Schedule of Investments for segregation by industry type.